Accounts receivable (Details) - USD ($)	Mar. 31, 2020	Sep. 30, 2019
Accounts receivable
Accounts receivable - third parties	$ 9,026,526	$ 13,824,937
Accounts receivable - related party	8,582	2,654
Accounts receivable	$ 9,035,108	$ 13,827,591